Segmented information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	Years ended December 31,
	2015	2014	2013
Revenue:
Westport Operations	$100,108	$126,988	$151,615
Corporate and Technology Investments	3,196	3,581	12,417
CWI	331,882	337,234	310,651
WWI	185,967	618,465	466,580
Total segment revenues	621,153	1,086,268	941,263
Less: equity investees' revenue	(517,849)	(955,699)	(777,231)
Total consolidated revenues	$103,304	$130,569	$164,032
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:

Westport Operations	$(15,230)	$(22,379)	$(67,426)
Corporate and Technology Investments	(70,254)	(87,363)	(83,546)
CWI	51,011	21,555	23,539
WWI	3,784	78,502	14,496
Total segment operating loss	(30,689)	(9,685)	(112,937)
Less: equity investees’ operating income	(54,795)	(100,057)	(38,035)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(85,484)	(109,742)	(150,972)
Depreciation and amortization:
Westport Operations	6,625	13,573	11,474
Corporate and Technology Investments	7,029	5,093	4,814
Provision for inventory purchase commitments (Westport Operations)	—	4,106	—
Losses on impairments, write-downs and disposals
Corporate and Technology Investments	—	3,458	31,564
Westport Operations	22,722	26,146	9,959
	36,376	52,376	57,811
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(121,860)	(162,118)	(208,783)
Foreign exchange (gain) loss, bank charges and other	(11,223)	(2,730)	(14,573)
Loss from operations	(110,637)	(159,388)	(194,210)
Interest on long-term debt and other income (expenses), net	(5,337)	(5,032)	(3,771)
Income from investment accounted for by the equity method	18,317	14,222	13,444
Loss before income taxes	$(97,657)	$(150,198)	$(184,537)

Schedule of Assets by Segment
23. Segment information (continued):

	Years ended December 31,
	2015	2014	2013
Total additions to long-lived assets excluding business combinations:
Westport Operations	$1,350	$2,278	$20,871
Corporate and Technology Investments	3,495	7,971	5,579
	$4,845	$10,249	$26,450

Schedule Of Geographical Revenue Information
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2015	2014	2013
Americas (including United States)	28%	40%	42%
Asia (including China)	16%	12%	11%
Other (including Italy)	56%	48%	47%

Schedule Of Allocation Of The Total Assets
Total assets are allocated as follows:

	December 31, 2015	December 31, 2014
Westport Operations	$157,452	$219,261
Corporate and Technology Investments and unallocated assets	52,200	116,588
CWI	171,189	172,941
WWI	125,724	182,215
	506,565	691,005
Less: equity investees’ total assets	296,913	355,156
Total consolidated assets	$209,652	$335,849

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Long-lived assets information by geographic area:

December 31, 2015	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	$6,212	$19,531	$25,743
Netherlands	2,952	5,135	8,087
Canada	18,875	494	19,369
United States	14,210	—	14,210
Sweden	124	—	124
China	7,059	—	7,059
Australia	708	155	863
	50,140	25,315	75,455
Less: equity investees' long lived assets	7,613	—	7,613
Total consolidated long-lived assets	$42,527	$25,315	$67,842

December 31, 2014	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	$9,084	$44,139	$53,223
Netherlands	3,729	6,245	9,974
Canada	24,410	673	25,083
United States	20,386	—	20,386
Sweden	208	—	208
China	6,329	—	6,329
Australia	1,018	215	1,233
	65,164	51,272	116,436
Less: equity investees' long lived assets	7,030	—	7,030
Total consolidated long-lived assets	$58,134	$51,272	$109,406